Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Non-cash Investing and Financing Activities
Supplemental cash flow information for the years ended December 31, 2018, 2019 and 2020 is as follows:

(In millions of won)
	2018		2019	2020
Non-cash investing and financing activities:
Changes in other accounts payable arising from the purchase of property, plant and equipment	~~W~~	516,734	(1,333,967)	(662,164)
Recognition of right-of-use assets and lease liabilities		—	29,733	51,757